Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ in Thousands, $ in Thousands			1 Months Ended
	Jul. 08, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)
Montrovest [Member]
Subsequent Event [Line Items]
Debt due date		Aug. 31, 2021
Montrovest [Member] | Canada, Dollars
Subsequent Event [Line Items]
Principal repayments due to the shareholder				$ 1,750
Montrovest [Member] | United States of America, Dollars
Subsequent Event [Line Items]
Principal repayments due to the shareholder		$ 1,250	$ 1,250
Term Loan From Investment Quebec [Member]
Subsequent Event [Line Items]
Long term debt,face value	$ 10,000
Long term debt duration	4 years	4 years	4 years	4 years
Long term debt stated interest rate	3.14%	3.14%	3.14%	3.14%
Long term debt number of instalments	36		36